Note 4. Accounts Receivable	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Note 4. Accounts Receivable

NOTE 4. ACCOUNTS RECEIVABLE

At December 31, receivables consist of the following:

	December 31,
	2016	2015
Trade accounts, net	$510,709	$276,750
Premiums	211,360	–
Anticipated salvage and subrogation	60,997	–

	$783,066	$276,750